Prepayments, receivables and other assets (Details) ¥ in Millions, $ in Millions	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)
Current:
Inventories	¥ 27,858		¥ 14,859
Accounts receivable, net of allowance	27,076		19,786
Prepaid cost of revenue, sales and marketing and other expenses	18,532		7,547
VAT receivables, net of allowance	17,363		11,826
Amounts due from related companies	10,374		11,029
Advances to/receivables from customers, merchants and others	7,163		8,231
Deferred direct selling costs	3,303		2,000
Interest receivables	2,110		984
Others	10,929		7,967
Total Current	124,708	$ 19,034	84,229
Non-current:
Operating lease right-of-use assets	72,040		34,660
Deferred tax assets (Note 7)	11,041		7,590
Film costs and prepayment for licensed copyrights and others	9,349		8,517
Prepayment for acquisition of property and equipment	2,704		3,503
Others	3,298		3,715
Total Non-current	¥ 98,432	$ 15,024	¥ 57,985